October 7, 2005
Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Russell Mancuso, Esq.

Re:	NxStage Medical, Inc.
Amendment No. 1 to Registration Statement on Form S-1
File No. 333-126711
Ladies and Gentlemen:
On behalf of NxStage Medical, Inc. (“NxStage” or the “Company”), submitted herewith for filing is Amendment No. 2 (“Amendment No. 2”) to the Registration Statement referenced above (the “Registration Statement”). This Amendment No. 2 is being filed in response to comments contained in a letter dated September 30, 2005 (the “Letter”) from Russell Mancuso, Esq., of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jeffrey H. Burbank, President and Chief Executive Officer of NxStage. The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. In most instances, the Company has responded to the comments in the Letter by making changes to the disclosure set forth in Amendment No. 1.
Amendment No. 1 to Form S-1
1.	We note your response to comment 1; however, we continue to notice blanks in your document, like those on pages 82, 84 and 99. Please provide all required information.

Response:	The Company acknowledges the Staff’s comment and has completed all blanks, including those on pages 82, 84 and 99, other than the blanks that will be completed pursuant to Rule 430A following the pricing of this offering.

Securities and Exchange Commission
October 7, 2005

Artwork
2.	In an appropriate section of your document, please clarify the portion of your business derived from the uses mentioned on the front cover artwork versus the back cover artwork. Also tell us how your placement of the artwork objectively represents this contribution.

Response:	As disclosed in the Registration Statement, in 2004, the Company derived 70.7% of its revenues from the critical care market and 29.3% from the chronic market; however, the Company only recently began commercial introduction of the System One for use in the chronic market. (See page 35). As further disclosed in the Registration Statement, the Company expects that over time revenues derived from the chronic market will significantly exceed sales from the critical care market and will, within one year, represent a majority of the Company’s revenues. (See page 34). Accordingly, the Company believes the placement of the artwork included in the Registration Statement appropriately represents the Company’s focus and direction.

Summary, page 1
3.	We note your response to comment 4. Please tell us how the materials you submitted support the disclosure that 8% of U.S. ERSD dialysis patients receive some form of dialysis treatment at home. The information provided in tab 1 of Annex A seems to indicate that “home hemodialysis” comprised a percentage less than 8%.

Response:	There are three types of home dialysis treatment used by ESRD patients in the United States — home hemodialysis, continuous ambulatory peritoneal dialysis, referred to as CAPD, and continuous cyclic peritoneal dialysis, referred to as CCPD. The information provided by the Company in tab 1 of Annex A supports the disclosure that an aggregate of 8.3% of U.S. ESRD patients use these three forms of home treatment, with 3.5% of U.S. ESRD patients using CAPD, 4.4% of U.S. ESRD patients using CCPD and 0.4% of U.S. ESRD patients using home hemodialysis. The disclosure on pages 1 and 50 of the Registration Statement have been revised to make clear that most home dialysis patients treat themselves with peritoneal dialysis.

4.	Please expand your response to comment 5 to tell us where the clinics are located.

Response:	As the revised disclosure on page 1 notes, as of September 30, 2005, the Company had 53 dialysis clinic customers in 25 states using the System One to treat ESRD patients. In the list below, the Company has identified these states and noted in parentheses how many clinics are located within each state.

Arkansas (1)	Massachusetts (2)	New York (2)
Arizona (1)	Michigan (1)	Pennsylvania (2)
California (8)	Minnesota (1)	Texas (6)
Florida (2)	Missouri (2)	Utah (1)

Securities and Exchange Commission
October 7, 2005

Idaho (2)	Montana (1)	Vermont (1)
Iowa (1)	North Carolina (1)	Virginia (1)
Illinois (5)	Nebraska (1)	Washington (2)
Indiana (1)	New Jersey (3)	Wisconsin (4)
Kansas (1)
5.	With a view toward disclosure, please tell us how you determined the size of the reverse split.

Response:	The Company determined that the most desirable price range for its initial public offering was $13.00 to $15.00 per share. The reverse stock split of one-for-1.3676 shares was calculated based on the $14.00 midpoint of this initial public offering price range and management’s assessment of the current pre-money valuation of the Company. The Company respectfully submits that this determination does not need to be disclosed in the registration statement as all share information for all periods presented has been restated to reflect the split.
We currently have obligations, page 16
6.	Please revise your disclosure in response to comment 9 to clarify how your business would give you access to confidential patient information.

Response:	The Company has revised the disclosure on page 16 of the Registration Statement in response to the Staff’s comment.
Management’s Discussion and Analysis of Financial Condition and Results of Operation, page 33
7.	We note your disclosure in response to comment 2 that you organized NxStage Verwaltungs GmbH in July 2005. Disclose your business purpose for organizing this entity and what the nature of its operations will be once it commences conducting business.

Response:	The Company has revised the disclosure on page 34 of the Registration Statement in response to the Staff’s comment.
Business, page 50
Market Opportunity, page 51
8.	We note the materials provided in tab 4 of Annex C in response to comment 20. Please disclose which data in your prospectus is based on your own studies versus independent, objective studies.

Response:	The Company has revised the disclosure on page 53 of Registration Statement to disclose that the evidence that the risk of infection is higher among patients receiving in-center hemodialysis than among patients

Securities and Exchange Commission
October 7, 2005

using home hemodialysis is based on data from a clinical study undertaken by the Company.
9.	Please expand your response to comment 21 to tell us the form of the compensation you pay.

Response:	As the Company noted in its response to comment 21 to the Staff’s August 15, 2005 letter, the Company pays institutions, not individuals, for providing data to the Company in connection with clinical studies. Payments are, and have been, made in cash and at market rates to cover the costs of data collection, the completion of case report forms and the costs of extra labs necessitated by the studies.

All compensation paid to physicians in connection with consulting and advisory services is and has been paid at what the Company believes are market rates and, except as noted in the next sentence, all compensation for such services has been paid in cash. Five years ago, three members of our initial Scientific Advisory Board received compensation in the form of stock options to acquire 2,000 shares (1,462 shares after giving effect to the 1-for 1.3676 reverse stock split contemplated in the Registration Statement) of the Company’s common stock, in the aggregate, per member covering their services over a period of two years. The Company recognized compensation charges for these stock options.

As the Company noted in its response to comment 21 to the Staff’s August 15, 2005 letter, all honoraria, meeting support and/or travel reimbursement paid to physician speakers is and has been paid in cash and at what the Company believes are market rates.
10.	We note your reference to Annex D in response to comment 22. Please provide us with Annex D, as it appears it was not submitted with the other annexes.

Response:	The Company’s response to comment number 22 contained a typographical error. The evidence demonstrating that the rate of infection is higher among patients receiving in-center hemodialysis than among patients using home hemodialysis is provided in tab 4 of Annex C, which was previously provided to the Staff.
Designed for safety, page 57
11.	We note your response to comment 23. Your response does not address your experience with operator error. Please tell us your experience with operator error and whether there have been any related material consequences to patients.

Response:	As is customary with medical devices, the Company has received several reports of operator error from both patients in the home hemodialysis setting, and nurses in the critical care setting. The Company believes that there is less opportunity for operator error with its System One than with other traditional hemodialysis systems because of the simple and intuitive user interface of the System One, pre-attached filter and drop-in cartridge design. Because there is no reliable database regarding operator error for competitive systems, the Company has no independent support for this belief.

To the Company’s knowledge, none of these reported instances of operator error with the System One has caused death or permanent medical injury. In three instances, medical intervention was required to prevent patient injury caused by operator error. Of note, in all instances, patient care was delivered in the hospital or clinic setting.

Securities and Exchange Commission
October 7, 2005

Underwriting, page 106
12.	Please expand your response to comment 33 to clarify that (1) the staff of the Office of Chief Counsel has reviewed and cleared both the procedures and all communications used in both the i-Deal and IPO Center systems, and (2) the procedures and communications to be used in the offering are the same as those previously reviewed and cleared for those two systems. If you are unable to make this representation, please provide us with all the i-Deal and IPO Center system materials, including screen shots and the text of any communications the underwriters propose to use in the electronic distribution. We may have additional comments upon review of those materials.

Response:	The Company has been informed by Merrill Lynch that Merrill Lynch has two electronic systems in place, “i-Deal” and “IPO Center.” Kristina Schillinger, Esq. of the Commission has reviewed and cleared both systems’ procedures. Merrill Lynch continues to employ the same procedures as those reviewed by Ms. Schillinger and the procedures and communications to be used in the offering are the same as those previously reviewed and cleared for those two systems.
Other Relationships, page 109
13.	Please expand your disclosure in response to comment 36 to provide more specific disclosure about the services that the underwriters or their affiliates “have provided.” Include information about any future compensation arrangements for these or other services.

Response:	The Company has further revised the disclosure on page 111 of the Registration Statement in response to the Staff’s comment.

Securities and Exchange Commission
October 7, 2005

Consolidated Financial Statements, page F-1
Consolidated Statements of Cash Flows, page F-6
14.	Please refer to our prior comment 38. From your response we note that the transfers between inventory and field equipment represent non-cash transfers. As such, based upon the information you provided in your response, please revise to reflect these non-cash transfers in accordance with paragraph 32 of SFAS 95. In the alternative, explain to us why these transfers represent cash transaction that should be reflected within your cash used in or provided by operating and financing activities.

Response:	The Company has revised the disclosure on the Consolidated Statements of Cash Flow on page F-6 of the Registration Statement in response to the Staff’s comment.
Note 2. Summary of Significant Accounting Policies, page F-7
Revenue Recognition, page F-10
15.	We refer to our prior comment 43. Please tell us and disclose whether you have any refund or similar obligations to your customers if they fail to fulfill the minimum purchase requirements. Please tell us and disclose whether you cease depreciating the equipment once the customer has met the minimum purchase requirement. Please tell us why you classify these units within inventory and not within field equipment. Also, since you are recognizing the cost of sales on a straight-line basis, but record revenue sporadically as disposables are purchased, please tell us your consideration of why the straight-line basis of cost recognition is appropriate.

Response:	The Company does not have any contractual refund or similar obligation to its customers if they fail to fulfill the minimum purchase requirements and has amended its disclosure in Note 2. In addition, as a matter of practice, the Company has not and currently does not intend to make any refunds to its customers in the future.

To clarify the responses to comments 42 and 43 previously provided, the Company recognizes the cost of the equipment under disposables-based programs through charges to cost of sales consistent with the customer’s progress toward meeting its minimum purchase requirements. As a result, the total cost of the equipment will have been recognized through cost of sales upon the completion of the minimum purchase requirement, and ownership and title of the equipment passes to the customer at that point. Since the Company no longer owns the equipment, and the total cost has been recorded through cost of sales, there is no further cost to be recognized. The use of the term straight-line in the original response in Note 2 was incorrect and the Company has revised its disclosure.

Securities and Exchange Commission
October 7, 2005

The Company uses the field equipment classification for rental arrangements it has with customers. Under these arrangements, the Company maintains ownership of the equipment throughout the contract period and beyond, and depreciates the equipment over a five-year useful life. The disposable-based programs are effectively installment sales, whereby the Company apportions the revenue and recognizes the cost of the equipment as the customer fulfills its minimum purchase requirements, and ownership transfers after these obligations have been satisfied. The Company classifies this equipment as inventory under the disposable-based program rather than field equipment on the basis that this equipment is held for sale and its disposition results in the transfer of the equipment to the customer.
Note 6. Redeemable Preferred Stock and Stockholders’ Equity (Deficit), page F-17
Conversion, page F-18
16.	We refer to our prior comment 47. We see your conclusion that there was no beneficial conversion feature at the commitment date. Please tell us how you considered EITF 98-5 and 00-27 in reaching this conclusion. Also discuss how you will measure the amount to recognize as a dividend upon completion of the initial public offering.

Response:	The Company used EITF 98-5 and EITF 00-27, specifically Issue 7 of the guidance, to determine that the Series F beneficial feature did not exist as of the commitment date due to fact that the calculation of the conversion feature can only be computed when the contingency is resolved, which is dependent upon a future event. For the Series F stock, the convertible feature would only be triggered upon an initial public offering or liquidation event in which the price per common share is below a specified threshold and the corresponding conversion calculation can occur.

In the event the contingent beneficial feature is triggered, the Company will measure the dividend amount by taking the number of shares that will be received by the holders of Series F preferred stock upon conversion compared with the number that would have been received without the occurrence of the contingent event. This difference in the number of shares will be multiplied by the fair value of the common stock on the commitment date. As disclosed in Note 6, the maximum incremental shares for the holders of Series F preferred stock on a converted basis is 439,925, and the fair value of the common stock as of the commitment date was $5.47 for a maximum dividend value of $2.4 million. The actual dividend value, if any, will be determined based upon the final pricing of our initial public offering. If the initial public offering were priced at the mid-point of the range ($14.00), the dividend would be $2.3 million.

The Company has revised its disclosure in Note 6 and Note 14 in response to the Staff’s comment.

Securities and Exchange Commission
October 7, 2005

Note 7. Stock Options, page F-19
17.	We refer to our prior comment 48. We note your reference to valuations prepared retrospectively by an independent valuation specialist to reassess the fair value of your common stock as of each of the option grant dates. Please note that if you elect to continue to make such a reference you should identify the appraisal firm under “Experts” and include their consent in the registration statement. Alternatively, we encourage you to clearly disclose that management is primarily responsible for estimating fair value. We will not object if you wish to state, in revised disclosure, that management considered a number of factors, including valuations or appraisals, when estimating fair value. Regardless of your decision, your disclosure should clearly indicate that management is responsible for the valuation.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 42 to 47 in the Registration Statement to provide that management considered a number of factors, including valuations and appraisals, and to make clear that management is responsible for the valuation.
If you require additional information, please telephone either the undersigned at the telephone number indicated above, or Lia Der Marderosian of this firm at (617) 526-6982.
Sincerely,

/s/ Susan W. Murley

Susan W. Murley

Cc (w/encl.)	Mr. Jeffrey H. Burbank
Mr. David N. Gill
Winifred L. Swan, Esq.
Mr. Kevin Casey
Danielle Carbone, Esq.
Mark G. Borden, Esq.
Lia Der Marderosian, Esq.